Fair value measurement	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Fair value measurement
Note 2
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. Fair value measurement
Fair value hierarchy
The following tables detail the consolidated entity’s assets and liabilities, measured or disclosed at fair value, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3: Unobservable inputs for the asset or liability

Consolidated - 2023	Level 1 A$’000	Level 2 A$’000	Level 3 A$’000	Total A$’000

Liabilities
Contingent Consideration	—	—	1,404	1,404

Total liabilities	—	—	1,404	1,404

Consolidated - 2022

Liabilities
Contingent Consideration	—	—	1,168	1,168

Total liabilities	—	—	1,168	1,168

There were no transfers between levels during the financial year.
The fair value of contingent consideration related to the acquisition of Glioblast Pty Ltd and the license agreement is estimated by probability-weighting the expected future cash outflows, adjusting for risk and discounting.
The effects on the fair value of risk and uncertainty in the future cash flows are dealt with by adjusting the estimated cash flows rather than adjusting the discount rate. The estimated cashflows were adjusted based on the directors’ assessment of achieving contracted milestones as disclosed in Note 1
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. The probabilities used fell in the range of 57% to 60% and were informed by generally accepted industry probabilities of drugs achieving certain milestones in their progression towards registration.
Level 3 assets and liabilities
Movements in level 3 assets and liabilities during the current and previous financial year are set out below:

	Level 3 A$’000	Total A$’000
Consolidated
Balance at 1 July 2021	1,015	1,015
Losses recognized in profit or loss	153	153

Balance at 30 June 2022	1,168	1,168

Losses recognized in profit or loss	236	236

Balance at 30 June 2023	1,404	1,404